Discontinued UK and Europe operations held for distribution - Loans portfolio (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Discontinued UK and Europe operations held for distribution
Loans	£ 12,513	£ 12,443
Mortgage loans
Discontinued UK and Europe operations held for distribution
Loans	7,727	7,541
Policy loans
Discontinued UK and Europe operations held for distribution
Loans	4,702	4,634
Other loans
Discontinued UK and Europe operations held for distribution
Loans	84	268
UK & Europe Operations (M&G Prudential)
Discontinued UK and Europe operations held for distribution
Loans	5,535	5,567
UK & Europe Operations (M&G Prudential) | Mortgage loans
Discontinued UK and Europe operations held for distribution
Loans	3,971	4,116
UK & Europe Operations (M&G Prudential) | Policy loans
Discontinued UK and Europe operations held for distribution
Loans	3	3
UK & Europe Operations (M&G Prudential) | Other loans
Discontinued UK and Europe operations held for distribution
Loans	1,561	1,448
UK & Europe Operations (M&G Prudential) | With-profits
Discontinued UK and Europe operations held for distribution
Loans	3,756	3,853
UK & Europe Operations (M&G Prudential) | With-profits | Mortgage loans
Discontinued UK and Europe operations held for distribution
Loans	2,260	2,461
UK & Europe Operations (M&G Prudential) | With-profits | Policy loans
Discontinued UK and Europe operations held for distribution
Loans	3	3
UK & Europe Operations (M&G Prudential) | With-profits | Other loans
Discontinued UK and Europe operations held for distribution
Loans	1,493	1,389
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed
Discontinued UK and Europe operations held for distribution
Loans	1,779	1,714
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | Mortgage loans
Discontinued UK and Europe operations held for distribution
Loans	1,711	1,655
UK & Europe Operations (M&G Prudential) | Non-linked shareholder-backed | Other loans
Discontinued UK and Europe operations held for distribution
Loans	£ 68	£ 59